Income Taxes	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

Income before income taxes and the provision for income taxes in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Income before income taxes:
Japan	¥228,527	¥302,995	¥296,577
Overseas	162,775	121,970	138,924

	¥391,302	¥424,965	¥435,501

Provision for income taxes:
Current—
Japan	¥34,866	¥85,963	¥85,514
Overseas	42,918	32,758	22,810

	77,784	118,721	108,324

Deferred—
Japan	34,315	20,859	5,960
Overseas	8,213	4,459	(372)

	42,528	25,318	5,588

Provision for income taxes	¥120,312	¥144,039	¥113,912

In fiscal 2016, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 25%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 6%, which in the aggregate result in a statutory income tax rate of approximately 33.5%. In fiscal 2017 and 2018, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.7%.

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Income before income taxes	¥391,302	¥424,965	¥435,501

Tax provision computed at statutory rate	¥131,086	¥134,714	¥138,054
Increases (reductions) in taxes due to:
Change in valuation allowance*	(1,547)	57	(6,971)
Nondeductible expenses	2,277	4,550	3,000
Nontaxable income	(3,767)	(3,504)	(4,464)
Effect of lower tax rates on certain subsidiaries	(3,593)	(2,780)	(5,713)
Effect of investor taxes on earnings of subsidiaries	5,279	8,650	3,831
Effect of the tax rate change related to the new tax law	(7,468)	1,219	(16,232)
Other, net	(1,955)	1,133	2,407

Provision for income taxes	¥120,312	¥144,039	¥113,912

*	In fiscal 2016, decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries, and the effect of the tax reforms as discussed in the following paragraph.

On March 29, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. From fiscal years beginning on April 1, 2016, the national corporate tax rate and local business tax rate were reduced and the local corporate tax rate was increased. The net effect of those changes was a reduction in the combined statutory income tax rate for the fiscal year beginning on April 1, 2016 from approximately 32.9% to approximately 31.7%, and a further reduction in the combined statutory income tax rate for fiscal year beginning on April 1, 2017 to approximately 31.5%. For the fiscal years beginning on or after April 1, 2018, the combined statutory income tax rate was further reduced to approximately 31.3%. Subsequently, the combined statutory income tax rate was increased to approximately 31.7% for the fiscal year beginning on April 1, 2017, and to approximately 31.5% for the fiscal year beginning on or after April 1, 2018 due to the enactment of a local tax rate. In addition, tax loss carryforward rules were amended, and the deductible limit of tax losses carried forward that can be utilized in the fiscal year beginning on April 1, 2016 was reduced to 60% of taxable income for the year, compared to 65% pursuant to the 2015 tax reform. For the fiscal year beginning on April 1, 2017, the deductible limit of tax losses carried forward that can be utilized in the fiscal year was increased to 55% of taxable income for the year, while the tax loss carryforward period was reduced from ten years to nine years. From the fiscal years beginning on or after April 1, 2018, the deductible limit of tax losses carried forward that can be utilized in each fiscal year will remain at 50% of taxable income for the year and the tax loss carryforward period will remain at 10 years, consistent with the 2015 tax reform. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥7,468 million in the consolidated statements of income in fiscal 2016, and the decrease of the valuation allowance due to the amendment to tax loss carryforward rules resulted in a decrease of provision for income taxes by ¥12 million in the consolidated statements of income in fiscal 2016.

On November 18, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. The effect of the tax reform bill on the Company and its subsidiaries’ results of operations or financial position in fiscal 2017 was not material.

On December 22, 2017, the tax reform bill commonly referred to as the Tax Cuts and Jobs Act in the United States was enacted. From January 1, 2018, the U.S. corporate tax rate was reduced from 35% to 21%. The decrease in the deferred tax assets and liabilities due to the change in the tax reform resulted in a decrease in provision for income taxes by ¥17,465 million in the consolidated statements of income in fiscal 2018.

Total income taxes recognized in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Provision for income taxes	¥120,312	¥144,039	¥113,912
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(6,003)	(6,293)	(11,084)
Defined benefit pension plans	(2,954)	2,582	(911)
Foreign currency translation adjustments	(2,921)	(8,576)	(1,517)
Net unrealized gains (losses) on derivative instruments	(1,696)	229	139
Direct adjustments to shareholders’ equity	(2)	(1)	(2)

Total income taxes	¥106,736	¥131,980	¥100,537

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2017 and 2018 are as follows:

	Millions of yen
	2017	2018
Assets:
Net operating loss carryforwards	¥62,953	¥27,144
Allowance for doubtful receivables on direct financing leases and probable loan losses	13,997	12,984
Investment in securities	13,778	8,650
Accrued expenses	25,973	20,729
Investment in operating leases	16,613	15,400
Property under facility operations	12,299	11,048
Installment loans	6,063	5,916
Other	56,625	53,300

	208,301	155,171
Less: valuation allowance	(43,487)	(14,676)

	164,814	140,495
Liabilities:
Investment in direct financing leases	11,217	11,503
Investment in operating leases	90,310	92,243
Unrealized gains (losses) on investment in securities	14,554	4,957
Deferred insurance policy acquisition costs	42,984	49,982
Policy liabilities and policy account balances	57,748	54,202
Property under facility operations	9,610	10,596
Other intangible assets	107,804	99,999
Undistributed earnings	93,021	89,311
Prepaid benefit cost	9,389	9,290
Other	34,325	34,520

	470,962	456,603

Net deferred tax liability	¥306,148	¥316,108

Net deferred tax assets and liabilities at March 31, 2017 and 2018 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2017	2018
Other assets	¥45,680	¥32,041
Income taxes: Deferred	351,828	348,149

Net deferred tax liability	¥306,148	¥316,108

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2018. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥7,295 million in fiscal 2016, increases of ¥267 million in fiscal 2017, and decreases of ¥28,811 million in fiscal 2018. The decrease in the total valuation allowance recognized in earinings due to the utilization of net operating loss carryforwards were ¥4,179 million in fiscal 2016, ¥1,639 million in fiscal 2017 and ¥8,303 million in fiscal 2018. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of ¥177 million in fiscal 2016 (increases of ¥381 million and decreases of ¥204 million on a gross basis), net increases of ¥2,215 million in fiscal 2017 (increases of ¥2,859 million and decreases of ¥644 million on a gross basis), and net increases of ¥2,029 million in fiscal 2018 (increases of ¥2,677 million and decreases of ¥648 million on a gross basis), respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥293,622 million at March 31, 2018, which expire as follows:

Year ending March 31,	Millions of yen
2019	¥21,807
2020	12,618
2021	23,499
2022	18,174
2023	41,048
Thereafter	137,300
Indefinite period	39,176

Total	¥293,622

The unrecognized tax benefits as of March 31, 2017 and 2018 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2018.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2017 and 2018, and in the consolidated statements of income for the fiscal 2016, 2017 and 2018 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2016, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2010, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2009. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2012.